Organization - Narrative (Details)								1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 20, 2015	Apr. 06, 2015 USD ($)	Mar. 31, 2015 USD ($) Loan	Mar. 24, 2015 USD ($) Loan	Mar. 18, 2015 USD ($) Loan	Mar. 10, 2015 USD ($) loan	Mar. 02, 2015 USD ($) Loan	Apr. 30, 2015 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 USD ($) Agreement	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) Agreement Loan loan	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 18, 2015 USD ($)	Jun. 30, 2015 USD ($)	May. 11, 2015 USD ($)	Apr. 27, 2015 USD ($)	Apr. 17, 2015 USD ($)	Feb. 27, 2015 USD ($)	Mar. 31, 2012
Noncontrolling Interest [Line Items]
Number of days from fiscal year end that servicer is obliged to provide audited financial statements										90 days		90 days
Number of non-agency and whole loans servicing agreements | loan												4,100
Number of non-agency and whole loans servicing agreements with minimum servicer ratings | loan												700
Unpaid principal balance of non-agency and whole loans servicing agreements with minimum servicer ratings												$ 45,000,000,000
Number of non-agency and whole loans servicing agreements with termination rights triggered | Loan												400
Unpaid principal balance of non-agency and whole loans servicing agreements with termination rights triggered												$ 26,000,000,000
Percentage of non-agency and whole loans servicing agreements with termination rights triggered of servicing portfolio												13.00%
Number of non-agency servicing agreements terminated due to downgrades in mortgage servicer rating | Agreement										4		4
Percentage of servicing transferred due to downgrades in mortgage servicer rating												0.14%
Expected proceeds from sale of mortgage servicing rights										$ 598,059,000	$ 287,000	$ 287,000	$ 34,754,000	$ 0
Repayment of SSTL												$ 5,809,239,000	8,804,558,000	$ 822,137,000
Threshold period past due for financing receivables to be delinquent												89 days
Stated percentage of convertible notes														3.25%
Advance Funding Facility [Member]
Noncontrolling Interest [Line Items]
Term of advance funding facility												364 days
Line of credit facility, amount outstanding												$ 2,100,000,000
Maximum borrowing capacity															$ 1,700,000,000	$ 1,800,000,000
HLSS [Member]
Noncontrolling Interest [Line Items]
Unpaid principal balance of agency loans held for sale												160,800,000,000
Outstanding servicing advances												$ 6,100,000,000
HLSS [Member] | Advance Funding Facility [Member]
Noncontrolling Interest [Line Items]
Term of advance funding facility												364 days
Master Repurchase And Participation Agreement [Member]
Noncontrolling Interest [Line Items]
Term of advance funding facility												364 days
Outstanding master repurchase and participation agreements												$ 428,500,000
Ocwen Loan Servicing [Member]
Noncontrolling Interest [Line Items]
Unpaid principal balance of agency loans held for sale							$ 45,000,000,000
Maximum borrowing capacity												450,000,000
Number of performing agency loans held for sale | Loan							277,000
Ocwen Loan Servicing [Member] | Advance Funding Facility [Member]
Noncontrolling Interest [Line Items]
Line of credit facility, amount outstanding												373,100,000
Maximum borrowing capacity												450,000,000
Subsequent Event [Member]
Noncontrolling Interest [Line Items]
Cash pre-payments to secure future obligations																		$ 3,200,000	$ 15,400,000
Escrow deposit																		$ 37,500,000
Expected proceeds from sale of mortgage servicing rights								$ 852,000,000
Repayment of SSTL								840,000,000
Subsequent Event [Member] | Advance Funding Facility [Member]
Noncontrolling Interest [Line Items]
Line of credit facility, amount outstanding																	$ 500,000,000
Maximum borrowing capacity																	$ 1,800,000,000
Subsequent Event [Member] | Servicing Advances [Member]
Noncontrolling Interest [Line Items]
Maximum borrowing capacity																				$ 450,000,000
Subsequent Event [Member] | Amended Senior Secured Term Loan [Member]
Noncontrolling Interest [Line Items]
Percentage of net cash proceeds from permitted asset sales allowed to prepay loans	100.00%						75.00%
Percentage of net cash proceeds from permitted asset sales allowed to reinvest in assets of business use							25.00%
Time period to reinvest net cash proceeds from permitted asset sales in assets of business use							120 days
Extended time period to reinvest net cash proceeds from permitted asset sales in assets of business use							90 days
Subsequent Event [Member] | Participation Agreement [Member]
Noncontrolling Interest [Line Items]
Maximum borrowing capacity						$ 200,000,000
Number of debt facilities with extended maturity dates | loan						2
Maturity date						Apr. 30, 2016
Subsequent Event [Member] | Master Repurchase Agreement [Member]
Noncontrolling Interest [Line Items]
Maximum borrowing capacity																			$ 125,000,000
Subsequent Event [Member] | Ocwen Loan Servicing [Member]
Noncontrolling Interest [Line Items]
Unpaid principal balance of agency loans held for sale			$ 9,100,000,000				$ 45,000,000,000
Number of performing agency loans held for sale | Loan			76,000				277,000
Subsequent Event [Member] | Ocwen Loan Servicing [Member] | Amended Senior Secured Term Loan [Member]
Noncontrolling Interest [Line Items]
Extended time period to reinvest net cash proceeds from permitted asset sales in assets of business use							90 days
NRZ [Member]
Noncontrolling Interest [Line Items]
Unpaid principal balance of agency loans held for sale									$ 146,000,000,000	146,000,000,000	$ 160,800,000,000	$ 160,800,000,000
Outstanding servicing advances									5,100,000,000	5,100,000,000
Increased costs of financing to be compensated during contractual term									$ 8,200,000	$ 8,500,000
NRZ [Member] | Subsequent Event [Member]
Noncontrolling Interest [Line Items]
Extended term as named servicer		2 years
Negotiation period for extension, prior to end of contract term		6 months
Standstill period to replace as named servicer		2 years
Increased costs of financing to be compensated during any calendar month		$ 3,000,000
Increased costs of financing to be compensated during contractual term		36,000,000
Green Tree Loan Servicing [Member] | Ocwen Loan Servicing [Member]
Noncontrolling Interest [Line Items]
Unpaid principal balance of agency loans held for sale					$ 9,600,000,000
Number of performing agency loans held for sale | Loan					55,000
Green Tree Loan Servicing [Member] | Subsequent Event [Member] | Ocwen Loan Servicing [Member]
Noncontrolling Interest [Line Items]
Unpaid principal balance of agency loans held for sale					$ 9,600,000,000
Number of performing agency loans held for sale | Loan					55,000
Nationstar Mortgage LLC [Member] | Ocwen Loan Servicing [Member]
Noncontrolling Interest [Line Items]
Unpaid principal balance of agency loans held for sale			$ 9,100,000,000	$ 25,000,000,000				$ 2,800,000,000
Number of performing agency loans held for sale | Loan			76,000	142,000
Maximum [Member]
Noncontrolling Interest [Line Items]
Maximum percentage till, the company exercise significant influence, but not control over subsidiaries or VIEs												50.00%
Maximum [Member] | NRZ [Member] | Subsequent Event [Member] | Ocwen Loan Servicing [Member]
Noncontrolling Interest [Line Items]
Increased costs of financing to be compensated during any calendar month		3,000,000
Increased costs of financing to be compensated during contractual term		$ 36,000,000
Other Assets [Member]
Noncontrolling Interest [Line Items]
Reclassified debt service accounts to other assets													$ 129,900,000
Convertible Notes Payable [Member]
Noncontrolling Interest [Line Items]
Stated percentage of convertible notes												3.25%									3.25%